RECENT DEVELOPMENTS	12 Months Ended
Dec. 31, 2016
Recent Developments [Abstract]
RECENT DEVELOPMENTS
2.      RECENT DEVELOPMENTS

On November 2, 2016, Standard Outdoor Southwest LLC (“Buyer”), a wholly owned subsidiary of the Company, and Metro Outdoor of Austin LLC (“Seller”) entered into an Asset Purchase Agreement (the “Asset Purchase Agreement”). Pursuant to the Asset Purchase Agreement, Buyer will acquire, at closing, assets consisting of five billboards located in several counties nesr Austin, Texas. In addition, Buyer will acquire the ground leases and advertising contracts relating to such billboards. The consideration for the acquired assets will be $330, of which $290 is payable in cash and $40 is payable in shares of the Company’s common stock. Buyer has paid a deposit of  $145,  included in other current assets in the accompanying balance sheet, the substantial majority of which is refundable should closing not occur. The principal of Seller has become a consultant to the Company. The transaction is subject to customary representations and warranties and closing conditions, and is expected to close in the second quarter of 2017.
On November 23, 2016, the Company and Interboro LLC (“Interboro”) entered into a Stock Purchase Agreement (the “Stock Purchase Agreement”). Pursuant to the Stock Purchase Agreement, the Company’s wholly owned subsidiary, Pillar General Inc. (“Pillar”), will acquire all of the outstanding capital stock of Interboro Holdings, Inc. (“Holdings”), a wholly owned subsidiary of Interboro LLC, for a purchase price payable in cash of  $2,500, subject to adjustment as provided in the Stock Purchase Agreement. Under the name Maidstone Insurance Company, Holdings offers personal automobile insurance, primarily in the State of New York. The Company has also agreed to contribute $10,000 of new capital to Maidstone Insurance Company in connection with the closing of the transaction.
Each of the Company and Interboro made customary representations, warranties and covenants in the Stock Purchase Agreement. Customary covenants govern the time between the date of the Agreement and the closing regarding the conduct of the business of Holdings, access to information pertaining to the business of Holdings, obtaining the applicable regulatory approvals and notification of certain events. Interboro has also agreed to a non-competition and non-solicitation of employees covenant for a period of three years following the closing of the transaction, subject to certain limitations. Consummation of the transactions contemplated by the Stock Purchase Agreement is expected to occur in the second quarter of 2017, subject to the receipt of regulatory approvals. The Agreement provides for customary termination and indemnification rights for the Company and Interboro.

On November 25, 2016, Special Diversified Opportunities Inc., Standard General Master Fund L.P. (“SG Master Fund”), P Standard General Ltd. (“PSG”) and Standard General Focus Fund L.P. (“SG Focus Fund” and, collectively with SG Master Fund and PSG, the “SG Parties”) entered into a Contribution and Exchange Agreement (the “Agreement”), as amended January 25, 2017. Pursuant to the Agreement, the SG Parties will contribute, or cause to be contributed to the Company, approximately 9,592,373 shares of the voting common stock, par value $0.01 per share (the “Turning Point Common Stock”) of Turning Point Brands, Inc. (NYSE: TPB), consisting of  (i) certain shares of Turning Point Common Stock (“Contributed Shares”) held by the SG Parties or which the SG Parties have the right to acquire prior to the contribution and (ii) certain shares of Turning Point Common Stock (“Additional Shares”) held by certain third parties (“Additional Persons”) over which the SG Parties have certain disposition and other rights. The Contributed Shares and the Additional Shares will represent over 50.1% of the issued and outstanding shares of Turning Point Common Stock.
In exchange for the Contributed Shares and the Additional Shares, the Company will issue to the SG Parties and the Additional Persons (as applicable) shares of the Class A Common Stock (as defined herein) of the Company based on an exchange ratio, calculated as of the closing of the Contribution and Exchange (as defined herein), equal to the lesser of  (i) the 30-calendar day trailing volume-weighted average price, or VWAP, of the Turning Point Common Stock divided by the 30-calendar day trailing VWAP of the Common Stock of the Company (as adjusted to reflect the reclassification of the Common Stock of the Company pursuant to the Interim Charter Amendment (as defined herein)) and (ii) the 30-calendar day trailing VWAP of the Turning Point Common Stock divided by the pro forma book value per share of the Company. Prior to the consummation of the transactions contemplated by the Agreement (the “Contribution and Exchange”), the Company will amend and restate the certificate of incorporation of the Company (the “Interim Charter Amendment”) to provide for, among other things, (x) the reclassification of every 25 shares of the common stock, par value $0.01 per share, of the Company into a one share of a new class of common stock, par value $0.01 per share, designated as “Class A Common Stock” (the “Class A Common Stock”) and (y) the authorization for issuance of an additional class of common stock, par value $0.01 per share, of the Company designated as “Class B Common Stock” (the “Class B Common Stock”). Immediately following the consummation of the Contribution and Exchange, the Company will distribute a dividend of one share of Class B Common Stock for each outstanding share of Class A Common Stock (the “Dividend”). The Class A Common Stock and the Class B Common Stock will vote together as a single class and will be substantially the same, except that the Class B Common Stock shall have 10 votes per share and the Class A Common Stock one vote per share. Following distribution of the Dividend, the SG Parties will deliver a written consent to adopt and approve a further amendment and restatement of the certificate of incorporation of the Company (the “Final Charter Amendment”).
The Agreement, the Interim Charter Amendment, the Contribution and Exchange, the Dividend and the Final Charter Amendment were approved by a unanimous vote of the Company’s board of directors (the “Company Board”), acting upon the unanimous recommendation of the special committee comprised of independent directors of the Company Board (the “Special Committee”). In connection with the Company Board’s approval, EP Securities LLC rendered its opinion to the Special Committee and then to the Company Board that, as of the date of the opinion and subject to the assumptions, qualifications and limitations set forth therein, that the Contribution and Exchange and the Dividend to be received by the holders of the Company’s Class A Common Stock, other than the SG Parties and their affiliates, pursuant to the Agreement is fair to such holders from a financial point of view.
The Company and the SG Parties each made customary representations, warranties and covenants in the Agreement. Such representations and warranties have been made solely for the benefit of the other parties thereto and (i) should not in all instances be treated as categorical statements of fact, but rather as a way of allocating the risk to one or more of the parties if those statements prove to be inaccurate, (ii) have been qualified by disclosures that were made to the other parties in connection with the negotiation of the agreement, which disclosures are not necessarily reflected in the Agreement, (iii) may apply standards of materiality different from those generally applicable to public disclosures to stockholders and reports and documents filed with the SEC and (iv) were made only as of the date of the Agreement or such other date or dates as may be specified in the Agreement and are subject to more recent developments. Customary covenants govern the time between the date of the Agreement and the closing regarding conduct of the Company’s business, access to information pertaining to the Company’s business, and notification of certain events. Consummation of the Contribution and Exchange is subject to the approval by the Company’s stockholders of a proposal (the “Interim Charter Amendment Proposal”) to amend the Company’s certificate of incorporation to approve the Interim Charter Amendment.
Closing of the Contribution and Exchange is expected to occur in the second quarter of 2017. The Agreement provides for certain termination rights for the Company and the SG Parties as set forth therein.